Tax charge - Reconciliation of shareholder effective tax rate (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Reconciliation of effective tax rate
(being tax attributable to shareholders' and policyholders' returns)	[1]	$ 5,121	$ 3,239	$ 2,272
Tax charge attributable to policyholders' returns		(180)	(286)	(175)
Profit before tax attributable to shareholders' returns		4,941	2,953	2,097
Tax charge at the expected rate		$ (923)	$ (585)	$ (399)
Tax charge at the expected rate, percentage impact on ETR		19.00%	20.00%	19.00%
Effects of recurring tax reconciliation items:
Income not taxable or taxable at concessionary rates		$ 119	$ 96	$ 80
Income not taxable or taxable at concessionary rates, percentage impact on ETR		(2.00%)	(3.00%)	(4.00%)
Deductions and losses not allowable for tax purposes		$ (189)	$ (164)	$ (136)
Deductions and losses not allowable for tax purposes, percentage impact on ETR		4.00%	5.00%	6.00%
Items related to taxation of life insurance businesses		$ 158	$ 94	$ 137
Items related to taxation of life insurance businesses, percentage impact on ETR		(3.00%)	(3.00%)	(7.00%)
Deferred tax adjustments including unrecognised tax losses		$ (40)	$ 4	$ 13
Deferred tax adjustments including unrecognised tax losses, percentage impact on ETR		1.00%	0.00%	(1.00%)
Effect of results of joint ventures and associates		$ 75	$ 100	$ (38)
Effect of results of joint ventures and associates, percentage impact on ETR		(2.00%)	(3.00%)	2.00%
Irrecoverable withholding taxes		$ (43)	$ (61)	$ (63)
Irrecoverable withholding taxes, percentage impact on ETR		1.00%	2.00%	3.00%
Pillar Two income taxes		$ (23)	$ 0	$ 0
Pillar Two income taxes, percentage impact on ETR		0	0	0
Other		$ (5)	$ 1	$ (2)
Other, percentage impact on ETR		0.00%	0.00%	1.00%
Total credit (charge) on recurring items		$ 52	$ 70	$ (9)
Total charge on recurring items, percentage impact on ETR		(1.00%)	(2.00%)	0.00%
Effects of non-recurring tax reconciliation items:
Adjustments to tax charge in relation to prior years		$ 3	$ 7	$ 42
Adjustments to tax charge in relation to prior years, percentage impact on ETR		0.00%	0.00%	(2.00%)
Movements in provisions for open tax matters		$ 20	$ (8)	$ (15)
Movements in provisions for open tax matters, percentage impact on ETR		0.00%	0.00%	1.00%
Adjustments in relation to business disposals and corporate transactions		$ 26	$ (22)	$ (4)
Adjustments in relation to business disposals and corporate transactions, percentage impact on ETR		(1.00%)	0.00%	0.00%
Total credit (charge) on non-recurring items		$ 49	$ (23)	$ 23
Total (charge) credit on non-recurring items, percentage impact on ETR		(1.00%)	0.00%	(1.00%)
Tax charge attributable to shareholders' returns		$ (822)	$ (538)	$ (385)
Tax charge attributable to policyholders' returns		(180)	(286)	(175)
Total tax charge attributable to shareholders' and policyholders' returns		(1,002)	(824)	(560)
Adjusted operating profit		3,306	3,129	2,893
Non-operating result		1,635	(176)	(796)
Profit before tax attributable to shareholders' returns		4,941	2,953	2,097
Tax charge attributable to shareholders' returns analysed into:
Tax charge on adjusted operating profit		(534)	(547)	(444)
Tax credit on non-operating result		(288)	9	59
Tax charge attributable to shareholders' returns		$ (822)	$ (538)	$ (385)
Actual tax rate on:
Adjusted operating profit, Including non-recurring tax reconciling items (as a percent)		16.00%	17.00%	15.00%
Adjusted operating profit, excluding non-recurring tax reconciling items (as a percent)		17.00%	17.00%	16.00%
Profit before tax attributable to shareholders' returns (as a percent)		17.00%	18.00%	18.00%
Hong Kong
Notes
Applicable tax rate		5.00%

[1]	Note
This measure is the formal profit before tax measure under IFRS. It is not the result attributable to shareholders principally because total corporate tax of the
Group includes those taxes on the income of consolidated with-profits and unit-linked funds that, through adjustments to benefits, are borne by policyholders.
These amounts are required to be included in the tax charge under IAS 12. Consequently, the profit before tax measure is not representative of pre-tax profit attributable to shareholders.